Quarterly Report
May 31, 2024
MFS®  New Discovery
Value Fund
NDV-Q1

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 2.5%
CACI International, Inc., “A” (a)	64,909	$27,552,572
KBR, Inc.	446,691	29,329,731
Moog, Inc., “A”	164,553	27,880,215
		$84,762,518
Airlines – 0.8%
Vontier Corp.	697,474	$27,885,010
Apparel Manufacturers – 3.3%
Canada Goose Holdings, Inc. (a)(l)	1,710,141	$24,728,639
PVH Corp.	244,460	29,337,644
Skechers USA, Inc., “A” (a)	503,785	35,980,325
Under Amour, Inc., “C” (a)	3,190,653	22,206,945
		$112,253,553
Automotive – 2.8%
Atmus Filtration Technologies, Inc. (a)	904,866	$27,906,067
LKQ Corp.	949,605	40,861,503
Visteon Corp. (a)	237,340	26,432,556
		$95,200,126
Business Services – 2.3%
Endava PLC, ADR (a)	356,063	$9,592,337
Thoughtworks Holding, Inc. (a)	3,502,381	9,666,572
TriNet Group, Inc.	206,873	21,508,586
UL Solutions, Inc.	615,151	23,726,374
WNS (Holdings) Ltd. (a)	291,105	14,616,382
		$79,110,251
Chemicals – 2.1%
Avient Corp.	757,802	$33,858,593
Element Solutions, Inc.	1,590,565	38,221,277
		$72,079,870
Computer Software – 2.4%
ACI Worldwide, Inc. (a)	1,403,178	$50,528,440
Dun & Bradstreet Holdings, Inc.	3,393,227	32,541,047
		$83,069,487
Computer Software - Systems – 1.4%
Softchoice Corp.	1,671,680	$22,187,675
Verint Systems, Inc. (a)	797,957	23,667,404
		$45,855,079
Construction – 1.7%
Apartment Income Corp., REIT	344,862	$13,363,403
Smith Douglas Homes Corp. (a)	279,816	7,216,455
Toll Brothers, Inc.	315,532	38,381,312
		$58,961,170
Consumer Products – 2.6%
Helen of Troy Ltd. (a)	249,148	$26,628,938
MGP Ingredients, Inc.	43,037	3,340,532
Newell Brands, Inc.	2,870,757	22,162,244
Prestige Consumer Healthcare, Inc. (a)	555,495	35,723,884
		$87,855,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.9%
Grand Canyon Education, Inc. (a)	209,632	$29,864,175
Containers – 2.2%
Ardagh Metal Packaging S.A.	3,996,060	$15,784,437
Graphic Packaging Holding Co.	902,261	25,552,032
Silgan Holdings, Inc.	724,737	34,243,823
		$75,580,292
Electrical Equipment – 2.4%
Berry Global, Inc.	479,743	$28,727,011
nVent Electric PLC	381,399	31,038,251
TriMas Corp.	841,857	22,410,233
		$82,175,495
Electronics – 2.0%
Axcelis Technologies, Inc. (a)	148,986	$16,759,435
Cohu, Inc. (a)	600,432	19,357,928
Plexus Corp. (a)	301,088	33,161,832
		$69,279,195
Energy - Independent – 4.9%
Antero Resources Corp. (a)	1,124,312	$40,059,236
CNX Resources Corp. (a)	407,769	10,724,325
Matador Resources Co.	529,340	33,586,623
Permian Resources Corp.	2,577,517	42,245,504
Viper Energy, Inc.	1,037,856	39,915,942
		$166,531,630
Engineering - Construction – 0.9%
Centuri Holdings, Inc. (a)(l)	1,090,391	$29,931,233
Food & Beverages – 1.7%
Nomad Foods Ltd.	2,203,511	$38,693,653
WK Kellogg Co.	1,060,002	20,129,438
		$58,823,091
Gaming & Lodging – 0.7%
International Game Technology PLC	1,286,423	$25,393,990
Insurance – 4.2%
Assurant, Inc.	157,536	$27,327,770
CNO Financial Group, Inc.	803,914	23,064,293
Hanover Insurance Group, Inc.	278,811	36,783,535
Kemper Corp.	228,737	13,687,622
Lincoln National Corp.	341,240	11,257,507
Selective Insurance Group, Inc.	307,082	29,974,274
		$142,095,001
Leisure & Toys – 2.1%
Brunswick Corp.	278,361	$22,973,133
Funko, Inc., “A” (a)	1,083,899	9,798,447
Hasbro, Inc.	412,369	24,651,419
Patrick Industries, Inc.	122,095	13,992,087
		$71,415,086
Machinery & Tools – 5.4%
ESAB Corp.	339,452	$34,902,455
Flowserve Corp.	674,928	33,543,921
Hayward Holdings, Inc. (a)	2,331,475	33,783,073

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
ITT, Inc.	192,072	$25,522,527
Regal Rexnord Corp.	164,442	24,590,657
Timken Co.	354,725	30,822,055
		$183,164,688
Medical & Health Technology & Services – 2.4%
Encompass Health Corp.	325,210	$28,094,892
ICON PLC (a)	75,120	24,400,478
Option Care Health, Inc. (a)	923,541	27,539,993
		$80,035,363
Medical Equipment – 2.0%
Envista Holdings Corp. (a)	1,108,302	$21,456,727
Maravai Lifesciences Holdings, Inc., “A” (a)	1,368,906	11,868,415
Masimo Corp. (a)	150,075	18,684,337
QuidelOrtho Corp. (a)	352,711	15,586,299
		$67,595,778
Metals & Mining – 0.3%
United States Steel Corp.	282,566	$10,836,406
Natural Gas - Distribution – 2.4%
MDU Resources Group, Inc.	820,601	$20,711,969
New Jersey Resources Corp.	641,981	27,900,494
ONE Gas, Inc.	518,931	31,981,718
		$80,594,181
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	2,065,880	$37,206,499
Oil Services – 2.4%
ChampionX Corp.	38,530	$1,256,849
Expro Group Holdings N.V. (a)	1,223,417	26,854,003
Helmerich & Payne	716,716	27,278,211
TechnipFMC PLC (a)	1,040,369	27,247,264
		$82,636,327
Other Banks & Diversified Financials – 18.9%
Air Lease Corp.	921,143	$43,883,253
Banc of California, Inc.	1,780,854	24,682,636
Bank of Hawaii Corp.	228,474	13,192,089
Brookline Bancorp, Inc.	2,229,871	19,288,384
Cathay General Bancorp, Inc.	874,431	32,214,038
Columbia Banking System, Inc.	1,651,404	31,839,069
East West Bancorp, Inc.	472,711	35,070,429
Eastern Bankshares, Inc.	1,112,820	15,245,634
Element Fleet Management Corp.	1,792,109	31,846,275
First Hawaiian, Inc.	1,474,436	29,975,284
First Interstate BancSystem, Inc.	1,297,019	34,422,884
Glacier Bancorp, Inc.	779,077	29,121,898
Herc Holdings, Inc.	206,342	29,934,034
Pacific Premier Bancorp, Inc.	1,628,145	36,209,945
Popular, Inc.	284,355	25,310,439
Prosperity Bancshares, Inc.	657,491	40,961,689
Sandy Spring Bancorp, Inc.	566,018	13,267,462
SLM Corp.	1,656,040	35,538,618
Texas Capital Bancshares, Inc. (a)	439,312	26,481,727
UMB Financial Corp.	401,452	33,095,703
United Community Bank, Inc.	1,150,406	29,519,418

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Wintrust Financial Corp.	299,478	$29,531,526
		$640,632,434
Pharmaceuticals – 0.6%
Organon & Co.	892,621	$19,039,606
Real Estate – 7.9%
Brixmor Property Group, Inc., REIT	1,185,924	$26,695,149
Broadstone Net Lease, Inc., REIT	2,601,847	39,938,352
Cushman & Wakefield PLC (a)	2,288,150	25,421,347
Douglas Emmett, Inc., REIT	1,095,835	15,286,898
Empire State Realty Trust, REIT, “A”	2,999,730	28,587,427
LXP Industrial Trust, REIT	3,131,886	26,621,031
National Storage Affiliates Trust, REIT	958,347	35,056,333
Phillips Edison & Co., REIT	812,492	25,950,995
STAG Industrial, Inc., REIT	655,688	22,988,421
Two Harbors Investment Corp., REIT	1,693,038	21,755,538
		$268,301,491
Specialty Chemicals – 3.6%
Ashland, Inc.	388,430	$38,909,033
Axalta Coating Systems Ltd. (a)	875,475	31,158,155
Chemours Co.	1,212,897	30,104,104
Quaker Chemical Corp.	123,207	22,343,589
		$122,514,881
Specialty Stores – 0.9%
Monro Muffler Brake, Inc.	411,734	$9,737,509
Zumiez, Inc. (a)(h)	1,130,216	21,225,457
		$30,962,966
Trucking – 2.3%
RXO, Inc. (a)	1,331,699	$27,179,977
Schneider National, Inc.	1,111,765	24,992,477
XPO, Inc. (a)	242,154	25,905,635
		$78,078,089
Utilities - Electric Power – 3.8%
Black Hills Corp.	620,798	$35,044,047
NorthWestern Corp.	870,071	45,208,889
Portland General Electric Co.	1,063,547	47,391,654
		$127,644,590
Total Common Stocks		$3,327,365,149
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 5.38% (v)	67,548,407	$67,555,162
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.26% (j)	26,334,900	$26,334,900

Other Assets, Less Liabilities – (0.7)%		(24,529,922)
Net Assets – 100.0%		$3,396,725,289
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $88,780,619 and $3,332,474,592, respectively.

Portfolio of Investments (unaudited) – continued
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,327,365,149	$—	$—	$3,327,365,149
Mutual Funds	93,890,062	—	—	93,890,062
Total	$3,421,255,211	$—	$—	$3,421,255,211
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$66,372,195	$212,987,455	$211,811,214	$(1,768)	$8,494	$67,555,162
Zumiez, Inc.	20,472,907	81,487	623,071	(378,907)	1,673,041	21,225,457
	$86,845,102	$213,068,942	$212,434,285	$(380,675)	$1,681,535	$88,780,619
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$872,317	$—
Zumiez, Inc.	—	—
	$872,317	$—